Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2030 Portfolio

September 30, 2019

VIPF2030-QTLY-1119
1.822347.114

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 39.1%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	807,997	$27,374,950
VIP Equity-Income Portfolio Initial Class (a)	1,272,934	28,679,192
VIP Growth & Income Portfolio Initial Class (a)	1,613,618	32,740,303
VIP Growth Portfolio Initial Class (a)	393,781	28,001,780
VIP Mid Cap Portfolio Initial Class (a)	258,387	7,973,810
VIP Value Portfolio Initial Class (a)	1,437,129	21,053,946
VIP Value Strategies Portfolio Initial Class (a)	839,376	10,307,534
TOTAL DOMESTIC EQUITY FUNDS
(Cost $119,130,859)		156,131,515

International Equity Funds - 30.0%
VIP Emerging Markets Portfolio Initial Class (a)	3,620,643	42,108,081
VIP Overseas Portfolio Initial Class (a)	3,604,368	77,746,218
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $99,306,536)		119,854,299

Bond Funds - 29.9%
Fidelity Inflation-Protected Bond Index Fund (a)	1,637,596	16,687,104
Fidelity Long-Term Treasury Bond Index Fund (a)	685,604	10,194,929
VIP High Income Portfolio Initial Class (a)	1,439,886	7,962,569
VIP Investment Grade Bond Portfolio Initial Class (a)	6,293,132	84,327,970
TOTAL BOND FUNDS
(Cost $113,569,521)		119,172,572

Short-Term Funds - 1.0%
VIP Government Money Market Portfolio Initial Class 1.8% (a)(b)
(Cost $3,987,737)	3,987,737	3,987,737
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $335,994,653)		399,146,123
NET OTHER ASSETS (LIABILITIES) - 0.0%		(45,736)
NET ASSETS - 100%		$399,100,387

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$9,366,342	$7,582,075	$1,160,339	$40,853	$5,735	$893,291	$16,687,104
Fidelity Long-Term Treasury Bond Index Fund	18,682,874	6,746,715	19,333,423	421,890	2,598,989	1,499,774	10,194,929
VIP Contrafund Portfolio Initial Class	26,476,567	7,277,443	8,183,125	3,319,559	98,089	1,705,976	27,374,950
VIP Emerging Markets Portfolio Initial Class	29,466,989	11,800,903	4,159,115	--	3,091	4,996,213	42,108,081
VIP Equity-Income Portfolio Initial Class	27,771,525	6,466,956	8,647,462	2,002,568	(66,494)	3,154,667	28,679,192
VIP Government Money Market Portfolio Initial Class 1.8%	5,112,251	1,864,746	2,989,260	89,930	--	--	3,987,737
VIP Growth & Income Portfolio Initial Class	31,657,753	8,925,753	9,650,410	3,575,066	192,806	1,614,401	32,740,303
VIP Growth Portfolio Initial Class	27,054,161	5,959,543	8,630,551	1,882,949	444,961	3,173,666	28,001,780
VIP High Income Portfolio Initial Class	6,199,045	1,786,355	740,676	55,741	2,654	715,191	7,962,569
VIP Investment Grade Bond Portfolio Initial Class	48,475,361	37,843,665	6,633,380	230,096	70,021	4,572,303	84,327,970
VIP Mid Cap Portfolio Initial Class	7,691,303	2,282,313	2,240,902	901,727	(92,746)	333,842	7,973,810
VIP Overseas Portfolio Initial Class	54,474,278	22,511,132	6,634,746	2,154,480	96,019	7,299,535	77,746,218
VIP Value Portfolio Initial Class	20,382,444	4,532,267	6,414,274	1,412,824	(13,742)	2,567,251	21,053,946
VIP Value Strategies Portfolio Initial Class	9,948,865	2,522,325	3,318,630	1,043,888	(130,802)	1,285,776	10,307,534
	$322,759,758	$128,102,191	$88,736,293	$17,131,571	$3,208,581	$33,811,886	$399,146,123

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.